JPMorgan SmartRetirement 2060 Fund Average Annual Total Returns - R2 R3 R4 R5 R6 Shares [Member]		12 Months Ended	60 Months Ended	112 Months Ended	120 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI INDEX(Net Total Return) (Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		22.34%	11.19%	11.92%	11.72%
S&P TARGET DATE 2060 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		19.94%	10.27%	11.00%
JPM SMARTRETIREMENT 2060 COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		20.25%	10.20%	10.72%
Class R2
Prospectus [Line Items]
Average Annual Return, Percent		17.25%	8.65%	9.75%
Performance Inception Date	Aug. 31, 2016
Class R2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		16.05%	7.36%	8.68%
Class R2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.80%	6.44%	7.62%
Class R3
Prospectus [Line Items]
Average Annual Return, Percent		17.52%	8.91%	10.01%
Class R4
Prospectus [Line Items]
Average Annual Return, Percent		17.86%	9.18%	10.29%
Class R5
Prospectus [Line Items]
Average Annual Return, Percent		18.04%	9.35%	10.45%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent		18.15%	9.46%	10.56%